Consolidated statements of financial position - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Non-current assets
Investment properties	$ 54,054,811	$ 35,916,882
Property, plant and equipment	109,437	120,536
Trading properties	61,362	61,600
Intangible assets	213,051	111,560
Investments in associates and joint ventures	1,433,522	791,626
Deferred income tax assets	60,734	59,455
Income tax and minimum presumed income tax credits	156,152	29
Trade and other receivables	955,509	777,818
Investments in financial assets	29,139	66,717
Total non-current assets	57,073,717	37,906,223
Current Assets
Trading properties	206
Inventories	24,882	22,722
Restricted assets		49,525
Income tax and minimum presumed income tax credits	43,269	1,933
Trade and other receivables	1,766,075	1,453,312
Investments in financial assets	5,145,463	1,180,249
Derivative financial instruments	47,360
Cash and cash equivalents	3,643,131	1,807,544
Total current assets	10,670,386	4,515,285
TOTAL ASSETS	67,744,103	42,421,508
SHAREHOLDERS' EQUITY
Total capital and reserves attributable to equity holders of the parent	36,565,015	22,145,079
Non-controlling interest	1,397,872	871,169
TOTAL SHAREHOLDERS' EQUITY	37,962,887	23,016,248
Non-current liabilities
Trade and other payables	483,908	406,598
Borrowings	15,362,726	5,918,119
Deferred income tax liabilities	11,425,496	11,263,341
Provisions	12,258	16,509
Total non-current liabilities	27,284,388	17,604,567
Current liabilities
Trade and other payables	1,870,552	1,104,982
Income tax and minimum presumed income tax liabilities	46,061	268,957
Payroll and social security liabilities	184,196	147,095
Borrowings	305,481	249,868
Derivative financial instruments	46,711	4,950
Provisions	43,827	24,841
Total current liabilities	2,496,828	1,800,693
TOTAL LIABILITIES	29,781,216	19,405,260
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 67,744,103	$ 42,421,508